Commitments and Contingencies, textuals (Details) $ in Billions	6 Months Ended
Jun. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Insurance Maximum Amount	$ 1
Policy year closing period	3 years